Leases - Summary of information related to operating lease payments (Details)	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2023 USD ($)
Leases.
Operating leases right-of-use assets	¥ 22,792,474	¥ 49,910,725	$ 3,210,253
Current portion of lease liabilities	14,767,840	27,479,158	2,080,007
Non-current portion of lease liabilities	6,700,694	19,571,579	$ 943,773
Total	¥ 21,468,534	¥ 47,050,737
Weighted-average remaining lease term (in years) - operating leases	1 year 9 months 7 days	1 year 10 months 28 days	1 year 9 months 7 days
Weighted-average discount rate - operating leases	4.49%	4.59%	4.49%
Cash paid for operating leases	¥ 22,841,590	¥ 31,734,384
Lease liabilities arising from obtaining right-of-use assets	¥ 5,247,887	¥ 29,500,598